Fair Value Measurements	12 Months Ended
Sep. 30, 2011
Fair Value Measurements [Abstract]
Fair Value Measurements
Fair Value Measurements
U.S. GAAP defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. U.S. GAAP also establishes a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The standard describes three levels of inputs that may be used to measure fair value:
Level 1: Quoted prices (unadjusted) for identical assets or liabilities in active exchange markets that the entity has the ability to access as of the measurement date.
Level 2: Significant other observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active and other inputs that are observable or can be corroborated by observable market data.
Level 3: Significant unobservable inputs that reflect a company’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.
The following is a description of the valuation methodologies used to measure and report fair value of financial assets and liabilities on a recurring or nonrecurring basis:
Measured on a Recurring Basis
Securities
Securities available for sale are recorded at fair value on a recurring basis. Fair value is determined with quoted prices for similar assets or liabilities, quoted prices in markets that are not active and other inputs that are observable or can be corroborated by observable market data (Level 2).

The following table presents the balance of assets measured at fair value on a recurring basis at September 30, 2011:

	Fair Value at September 30, 2011
	Level 1	Level 2	Level 3	Total
	(In thousands)
Available-for-sale securities
Equity securities	—	534	—	534
Obligations of U.S. government	—	189,993	—	189,993
Obligations of states and political subdivisions	—	23,568	—	23,568
Obligations of foreign governments	—	—	—	—
Corporate debt securities	—	29,959	—	29,959
Agency pass through mortgage-backed securities	—	3,011,090	—	3,011,090
Other debt securities	—	—	—	—
Balance at end of period	—	3,255,144	—	3,255,144

There were no transfers between, into and/or out of Levels 1, 2 or 3 during the quarter ended September 30, 2011.
Measured on a Nonrecurring Basis
Impaired Loans & Real Estate Held for Sale
From time to time, and on a nonrecurring basis, fair value adjustments to collateral dependent loans and real estate held for sale are recorded to reflect write-downs of principal balances based on the current appraised or estimated value of the collateral.
Real estate held for sale consists principally of properties acquired through foreclosure.
The following table presents the aggregated balance of assets measured at estimated fair value on a nonrecurring basis for the year ended September 30, 2011, and the total losses resulting from those fair value adjustments for the quarter and year ended September 30, 2011. The following estimated fair values are shown gross of estimated selling costs:

	Through September 30, 2011						Quarter Ended September 30, 2011	Year Ended September 30, 2011
	Level 1		Level 2		Level 3	Total	Total Losses
	(In thousands)
Impaired loans (1)	$—	—	$—	—	$242,159	$242,159	$1,660	$37,550
Covered REO (2)	—	—	—	—	24,149	24,149	9,752	9,752
Real estate held for sale (2)	—	—	—	—	90,914	90,914	20,244	50,788
Balance at end of period	$—		$—		$357,222	$357,222	$31,656	$98,090
 ___________________

(1)	The losses represents remeasurements of collateral dependent loans.

(2)	The losses represents aggregate writedowns and charge-offs on real estate held for sale.
There were no liabilities carried at fair value, measured on a recurring or nonrecurring basis, at September 30, 2011.